Shareholder Report, Holdings (Details)	May 31, 2024
C000121983 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121983 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000121983 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121983 [Member] | Rollins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121983 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121983 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121983 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000121983 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000121983 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121983 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121983 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000121983 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000121983 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000121983 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000121983 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121983 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000121983 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000121983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121983 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000121983 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000121984 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121984 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000121984 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121984 [Member] | Rollins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121984 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121984 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121984 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000121984 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000121984 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121984 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121984 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000121984 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000121984 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000121984 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000121984 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121984 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000121984 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000121984 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121984 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000121984 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%